ADDITIONAL CASH FLOW INFORMATION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Additional Cash Flow Information
Income tax and social contribution paid	R$ 633,942	R$ 1,319,426	R$ 1,407,469
Addition to PP&E with interest capitalization	403,302	206,764	182,799
Remeasurement and addition – Right of use	316,848	299,650	197,525
Addition to PP&E without adding cash	21,401	32,128	114,877
Capitalization / acquisition of subsidiary without cash effect	1,533,782	118,000	11,037
Sale of equity stake without cash impact	387,569
Net additional cash	R$ 3,296,844	R$ 1,975,968	R$ 1,913,707